UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 254	$ 178
Change in assets and liabilities:
Depreciation	312	356
Amortization of intangible assets	31	52
Share-based compensation	35	53
Interest, income taxes paid and finance income (expense) net	7	10
Amortization of deferred income from government grants	(7)	(8)
Deferred income taxes, net	22	19
Gain on disposal of property, plant and equipment and other	(1)	(4)
Receivables, prepayments, other assets and other noncurrent assets	29	16
Inventories	(84)	(64)
Trade and other payables	(119)	237
Net cash provided by operating activities	479	845
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment, net	(805)	(612)
Purchase of intangible assets	(48)	(31)
Proceeds from the sale of EFK business	238	0
Advances and proceeds from sale of property, plant and equipment and intangible assets	4	9
Purchases of investment in marketable securities	(187)	0
Proceeds from the sale of investment in marketable securities	212	0
Other investing activities	0	(5)
Net cash used in investing activities	(586)	(639)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from borrowings	44	214
Repayments of debt and finance lease obligations	(74)	(107)
Proceeds from issuance of equity instruments and other	37	0
Other financing activities	3	11
Net cash provided by financing activities	10	118
Effect of exchange rate changes on cash and cash equivalents	1	1
Net increase/(decrease) in cash and cash equivalents	(96)	325
Cash and cash equivalents at the beginning of the period	2,352	2,939
Cash and cash equivalents at the end of the period	2,256	3,264
Noncash investing and financing activities:
Amounts payable for property, plant and equipment	526	519
Property, plant and equipment acquired through lease	53	60
Amounts payable for intangible assets	$ 64	$ 114